Restatements and changes in accounting principles - Cash flow and income statement (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONTINUING OPERATIONS
Revenue	kr 23,704	kr 21,466	kr 18,131
Cost of services provided and equipment sold	(13,335)	(11,903)	(9,616)
Gross profit	kr 10,369	9,563	8,515
Previously stated
CONTINUING OPERATIONS
Revenue		22,065	18,765
Cost of services provided and equipment sold		(12,502)	(10,250)
Gross profit		9,563	8,515
Restatements
CONTINUING OPERATIONS
Revenue		(599)	(634)
Cost of services provided and equipment sold		599	kr 634
Reclassification from gain/loss on sale of operation to deferred tax expense in cash flow statement
Schedule of impact of restatements on cash flow and income statement
Amount of reclassification		kr (546)